Related Parties (Detail) (USD $)	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	3 Months Ended		3 Months Ended		1 Months Ended		0 Months Ended				9 Months Ended	1 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2014 Company Affiliated with Investors [Member]	Dec. 31, 2013 Company Affiliated with Investors [Member]	Sep. 30, 2014 Company Affiliated with Investors [Member] Related Party Transaction Engineering Services Agreement [Member]	Dec. 31, 2013 Company Affiliated with Investors [Member] Related Party Transaction, Contract Manufacturing Agreement [Member]	Jun. 30, 2013 CEO's Family Member [Member] Related Party Transaction, Settlement of Legal Matter [Member]	Jun. 30, 2013 Executive Officer [Member] Related Party Transaction, Demand Payment Loan [Member]	Sep. 30, 2013 Son of Member of the Board [Member] Device	Sep. 30, 2014 Son of Member of the Board [Member]	May 31, 2014 Chief Financial Officer [Member]	Dec. 31, 2013 Chief Financial Officer [Member]	Jun. 03, 2014 Chief Executive Officer (CEO) [Member] Restricted Stock Units (RSUs) [Member]	Jun. 03, 2014 Chief Executive Officer (CEO) [Member] Restricted Stock Units (RSUs) [Member] Vesting Period One, Immediate Vesting [Member]	Jun. 03, 2014 Chief Executive Officer (CEO) [Member] Restricted Stock Units (RSUs) [Member] Vesting Period Two, Milestone One [Member]	Jun. 03, 2014 Chief Executive Officer (CEO) [Member] Restricted Stock Units (RSUs) [Member] Vesting Period Three, Milestone Two [Member]	Sep. 30, 2014 Chief Executive Officer (CEO) [Member] Related Party Transaction Chartered Aircraft Expenses [Member]	Jun. 30, 2014 Chief Executive Officer (CEO) [Member] Related Party Transaction Automobiles Purchased [Member] Automobile	Jun. 03, 2014 President [Member]	Jun. 03, 2014 President [Member] Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Payments made to affiliated vendor for services rendered									$ 11,900,000	$ 3,600,000
Accounts payable associated with affiliated vendor							0	3,900,000
Settlement amount for outstanding legal matter with CEO family member											200,000
Loan amount to executive officer pursuant to demand payment loan												150,000
Payments to be made to related party for naming rights													500,000
GoPro devices provided to related party at no cost													100
Related Party Transaction, Naming Rights Agreement, Period													3 years
Aggregate payments to related party for naming rights														200,000
Severance payment																300,000
Accrued amount related to chartered aircraft fees																					400,000
Payment to related party																					300,000
Shares repurchased from former CFO's estate (shares)															41,154
Shares repurchased from former CFO's estate (in US dollars per share															$ 18.40
Number of shares that can be purchased with options granted in period (shares)	5,058,000	2,906,000	1,418,000	14,100,000																			2,227,106
Number of RSU's granted / issued during the period (shares)					5,147,000	270,000											4,500,000	1,500,000	1,500,000	1,500,000				248,749
Vesting period for RSU's granted																			3 years	3 years
Consecutive milestone period related to RSU's granted																	30 days
Number of automobiles purchased from the Company																						7
Revenue from related party transaction																						$ 300,000